Noncontrolling Interest - Schedule of group's ownership in its subsidiary on the group's equity (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest
Net income (loss) attributable to DouYu's ordinary shareholders	¥ (75,422,408)	¥ (581,883,146)	¥ 485,498,597
Transfers to noncontrolling interest
Decrease in DouYu's additional paid-in capital for acquisition of noncontrolling interest in Shuangsi			(2,271,492)
Decrease in DouYu's additional paid-in capital due to capital contribution from noncontrolling interest shareholder in DouYu Japan			(7,700,837)
Decrease in DouYu's additional paid-in capital due to additional capital contribution in DouYu Japan	(14,992,166)
Increase in DouYu's additional paid-in capital due to repurchase of noncontrolling interest in Gogo Glocal			11,171,730
Net transfers to noncontrolling interest	(14,992,166)		1,199,401
Change from net income attribute to DouYu and transfers to noncontrolling interest	¥ (90,414,574)	¥ (581,883,146)	¥ 486,697,998